UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Credit Strategies Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JQC	Nuveen Credit Strategies Income Fund Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 156.2% (93.3% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 125.1% (74.7%% of Total Investments) (2)

	Aerospace & Defense – 1.0% (0.6% of Total Investments)

$12,000	Transdigm, Inc., Term Loan E, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	$12,064,020

	Airlines – 4.2% (2.5% of Total Investments)

19,122	American Airlines, Inc., Replacement Term Loan	3.900%	1-Month LIBOR	2.000%	6/27/20	BB+	19,174,239
2,969	American Airlines, Inc., Replacement Term Loan	3.897%	1-Month LIBOR	2.000%	10/10/21	BB+	2,977,732
7,840	American Airlines, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	4/28/23	BB+	7,856,817
3,473	American Airlines, Inc., Term Loan B	3.897%	1-Month LIBOR	2.000%	12/14/23	BB+	3,481,125
17,820	United Air Lines, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	4/01/24	Baa3	17,912,842
51,224	Total Airlines						51,402,755

	Automobiles – 1.0% (0.6% of Total Investments)

12,356	Chrysler Group LLC, Term Loan	3.900%	1-Month LIBOR	2.000%	12/31/18	Baa2	12,410,084

	Building Products – 0.2% (0.1% of Total Investments)

2,378	Quikrete Holdings, Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	11/15/23	BB–	2,390,764

	Capital Markets – 1.3% (0.8% of Total Investments)

16,225	RPI Finance Trust, Term Loan B6	4.302%	3-Month LIBOR	2.000%	3/27/23	BBB–	16,319,269

	Chemicals – 4.3% (2.5% of Total Investments)

10,812	Axalta Coating Systems, Term Loan, First Lien	4.052%	3-Month LIBOR	1.750%	6/01/24	N/R	10,867,450
9,182	Ineos US Finance LLC, Term Loan	3.901%	1-Month LIBOR	2.000%	4/01/24	BB+	9,223,908
31,792	Univar, Inc., Term Loan B	4.401%	1-Month LIBOR	2.500%	7/01/24	BB	32,112,316
51,786	Total Chemicals						52,203,674

	Commercial Services & Supplies – 4.3% (2.6% of Total Investments)

18,997	ADS Waste Holdings, Inc., Term Loan B	3.998%	1-Week LIBOR	2.250%	11/10/23	BB+	19,140,313
10,134	Monitronics International, Inc., Term Loan B2, First Lien	7.802%	3-Month LIBOR	5.500%	9/30/22	B2	9,838,715
13,000	Skillsoft Corporation, Initial Term Loan, First Lien	6.627%	1-Month LIBOR	4.750%	4/28/21	B–	12,360,855
9,490	West Corporation, Term Loan B	5.901%	1-Month LIBOR	4.000%	10/10/24	Ba3	9,574,111
2,150	West Corporation, Term Loan B12	5.901%	1-Month LIBOR	4.000%	10/10/24	Ba3	2,155,007
53,771	Total Commercial Services & Supplies						53,069,001

	Communications Equipment – 0.1% (0.1% of Total Investments)

1,344	CommScope, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	12/29/22	Baa3	1,354,019

	Containers & Packaging – 1.7% (1.0% of Total Investments)

1,488	Berry Global, Inc., Term Loan Q	3.899%	1-Month LIBOR	2.000%	10/01/22	BBB–	1,499,291
19,413	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.651%	1-Month LIBOR	2.750%	2/05/23	B+	19,561,855
20,901	Total Containers & Packaging						21,061,146

	Diversified Consumer Services – 2.1% (1.3% of Total Investments)

7,487	Cengage Learning Acquisitions, Inc., Term Loan B	6.147%	1-Month LIBOR	4.250%	6/07/23	B	6,729,389
19,069	Laureate Education, Inc., New Term Loan	5.401%	1-Month LIBOR	3.500%	4/26/24	B2	19,224,040
26,556	Total Diversified Consumer Services						25,953,429

	Diversified Financial Services – 0.6% (0.4% of Total Investments)

7,499	Travelport LLC, Term Loan B	4.401%	2-Month LIBOR	2.500%	3/17/25	B+	7,535,406

	Diversified Telecommunication Services – 6.2% (3.7% of Total Investments)

13,965	CenturyLink, Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	1/31/25	BBB–	13,777,310
5,000	Intelsat Jackson Holdings, S.A., Term Loan B	5.706%	3-Month LIBOR	3.750%	11/30/23	B1	5,038,300
766	Intelsat Jackson Holdings, S.A., Term Loan B4	6.456%	3-Month LIBOR	4.500%	1/02/24	B1	796,428
1,226	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	1,252,403

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Diversified Telecommunication Services (continued)

$11,144	Level 3 Financing, Inc., Tranche B, Term Loan	4.148%	1-Month LIBOR	2.250%	2/22/24	BBB–	$11,205,739
12,282	WideOpenWest Finance LLC, Term Loan B	5.146%	1-Month LIBOR	3.250%	8/18/23	B	11,897,834
32,000	Ziggo B.V., Term Loan E	4.397%	1-Month LIBOR	2.500%	4/15/25	BB–	31,886,720
76,383	Total Diversified Telecommunication Services						75,854,734

	Electric Utilities – 0.2% (0.1% of Total Investments)

2,412	Vistra Operations Co., Term Loan B	4.401%	1-Month LIBOR	2.500%	8/04/23	BB+	2,431,922
429	Vistra Operations Co., Term Loan C	4.401%	1-Month LIBOR	2.500%	8/04/23	BB+	432,054
2,841	Total Electric Utilities						2,863,976

	Energy Equipment & Services – 0.1% (0.0% of Total Investments)

597	Ocean Rig UDW, Inc., Term Loan	8.000%	N/A	N/A	9/20/24	Caa1	626,329

	Equity Real Estate Investment Trusts – 3.1% (1.9% of Total Investments)

13,663	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.901%	1-Month LIBOR	3.000%	10/24/22	B	13,207,372
10,412	Realogy Group LLC, Term Loan B	4.145%	1-Month LIBOR	2.250%	2/08/25	BB+	10,489,780
15,764	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (5)	7.901%	1-Month LIBOR	6.000%	6/30/22	B–	14,857,563
39,839	Total Equity Real Estate Investment Trusts						38,554,715

	Food & Staples Retailing – 2.8% (1.7% of Total Investments)

25,276	Albertson’s LLC, Term Loan B4	4.651%	1-Month LIBOR	2.750%	8/25/21	Ba2	25,075,304
5,111	Albertson’s LLC, Term Loan B6	4.956%	3-Month LIBOR	3.000%	6/22/23	Ba2	5,065,658
4,284	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	5.391%	1-Month LIBOR	3.500%	2/03/24	B–	4,308,020
34,671	Total Food & Staples Retailing						34,448,982

	Food Products – 3.8% (2.3% of Total Investments)

6,874	Jacobs Douwe Egberts, Term Loan B	4.063%	3-Month LIBOR	2.250%	7/04/22	BB	6,936,706
11,114	Keurig Green Mountain, Inc., Term Loan A, First Lien	3.250%	1-Week LIBOR	1.500%	3/03/21	BBB–	11,111,309
28,880	US Foods, Inc., Term Loan B	4.401%	1-Month LIBOR	2.500%	6/27/23	BB	29,178,012
46,868	Total Food Products						47,226,027

	Health Care Equipment & Supplies – 2.4% (1.4% of Total Investments)

4,746	Acelity, Term Loan B	5.552%	3-Month LIBOR	3.250%	2/02/24	B1	4,784,084
4,454	ConvaTec, Inc., Term Loan B	4.552%	3-Month LIBOR	2.250%	10/25/23	BB	4,488,909
12,180	Onex Carestream Finance LP, Term Loan, First Lien	5.901%	1-Month LIBOR	4.000%	6/07/19	B1	12,264,904
7,875	Onex Carestream Finance LP, Term Loan, Second Lien	10.401%	1-Month LIBOR	8.500%	12/07/19	B–	7,874,944
29,255	Total Health Care Equipment & Supplies						29,412,841

	Health Care Providers & Services – 6.5% (3.9% of Total Investments)

4,519	Community Health Systems, Inc., Term Loan G	4.984%	3-Month LIBOR	3.000%	12/31/19	B2	4,454,634
7,252	Community Health Systems, Inc., Term Loan H	5.234%	3-Month LIBOR	3.250%	1/27/21	B2	7,052,666
5,924	DJO Finance LLC, Term Loan B, First Lien	5.356%	3-Month LIBOR	3.250%	6/08/20	B+	5,959,016
1,008	Envision Healthcare Corporation, Term Loan B, First Lien	4.910%	1-Month LIBOR	3.000%	12/01/23	BB–	1,014,018
12,000	HCA, Inc., Term Loan B11, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	12,079,980
11,326	Millennium Laboratories, Inc., Term Loan B, First Lien	8.401%	1-Month LIBOR	6.500%	12/21/20	CCC+	4,032,184
15,568	MultiPlan, Inc., Term Loan B	5.052%	3-Month LIBOR	2.750%	6/07/23	B+	15,666,111
18,425	Pharmaceutical Product Development, Inc., Term Loan B	4.611%	3-Month LIBOR	2.500%	8/18/22	Ba3	18,547,442
8,000	PharMerica, Term Loan, First Lien	5.395%	1-Month LIBOR	3.500%	12/06/24	B1	8,050,000
162	Quorum Health Corp., Term Loan B	8.651%	1-Month LIBOR	6.750%	4/29/22	B1	165,591
2,992	Select Medical Corporation, Term Loan B	4.651%	N/A	N/A	3/01/21	Ba2	3,026,108
87,176	Total Health Care Providers & Services						80,047,750

	Health Care Technology – 1.9% (1.1% of Total Investments)

22,770	Emdeon, Inc., Term Loan	4.651%	1-Month LIBOR	2.750%	3/01/24	Ba3	22,885,672

	Hotels, Restaurants & Leisure – 14.4% (8.6% of Total Investments)

34,650	Burger King Corporation, Term Loan B3	4.151%	1-Month LIBOR	2.250%	2/16/24	Ba3	34,790,765
12,718	Caesars Entertainment Operating Company, Inc., Term Loan B, (DD1)	3.901%	1-Month LIBOR	2.000%	10/06/24	BB	12,757,869

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Hotels, Restaurants & Leisure (continued)

$18,454	Caesars Resort Collection, Term Loan, First Lien	4.651%	1-Month LIBOR	2.750%	12/23/24	BB	$18,625,462
1,213	CCM Merger, Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	8/09/21	BB–	1,223,431
26,093	Hilton Hotels Corporation, Term Loan B2	3.647%	1-Month LIBOR	1.750%	10/25/23	BBB–	26,336,469
22,163	Life Time Fitness, Inc., Term Loan B	4.734%	3-Month LIBOR	2.750%	6/10/22	BB–	22,258,146
4,704	MGM Growth Properties, Term Loan B	3.901%	1-Month LIBOR	2.000%	4/25/25	BB+	4,735,987
20,078	Scientific Games Corp., Initial Term Loan B5	4.726%	2-Month LIBOR	2.750%	8/14/24	Ba3	20,224,101
15,616	Station Casino LLC, Term Loan B	4.410%	1-Month LIBOR	2.500%	6/08/23	BB	15,692,107
2,500	Wyndham International, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	2,522,512
17,840	YUM Brands, Term Loan B	3.644%	1-Month LIBOR	1.750%	3/28/25	BBB–	17,979,393
176,029	Total Hotels, Restaurants & Leisure						177,146,242

	Household Products – 3.4% (2.0% of Total Investments)

26,456	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.401%	1-Month LIBOR	3.500%	11/16/20	B3	20,519,813
23,023	Serta Simmons Holdings LLC, Term Loan, First Lien	5.695%	3-Month LIBOR	3.500%	11/08/23	B2	20,880,912
49,479	Total Household Products						41,400,725

	Independent Power & Renewable Electricity Producers – 1.1% (0.7% of Total Investments)

1,785	Dynegy, Inc., Tranche Term Loan C2	4.398%	1-Month LIBOR	2.500%	2/07/24	Ba1	1,798,377
12,000	NRG Energy, Inc., Term Loan B, (DD1)	4.052%	3-Month LIBOR	1.750%	6/30/23	Baa3	12,044,460
13,785	Total Independent Power & Renewable Electricity Producers						13,842,837

	Insurance – 0.8% (0.5% of Total Investments)

9,834	Hub International Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	9,905,797

	Internet Software & Services – 3.7% (2.2% of Total Investments)

18,206	Ancestry.com, Inc., Term Loan, First Lien	5.150%	1-Month LIBOR	3.250%	10/19/23	B	18,351,125
6,750	GTT Communications, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	6,710,985
1,520	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	4.787%	1-Month LIBOR	3.000%	11/03/23	BB–	1,518,426
18,811	Sabre, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	2/22/24	Ba2	18,905,393
45,287	Total Internet Software & Services						45,485,929

	IT Services – 4.4% (2.6% of Total Investments)

11,894	First Data Corporation, Term Loan, First Lien	4.147%	1-Month LIBOR	2.250%	7/10/22	BB	11,949,958
17,324	First Data Corporation, Term Loan, First Lien	4.147%	1-Month LIBOR	2.250%	4/26/24	BB	17,404,386
4,784	Neustar, Inc., Term Loan B3, (DD1)	4.802%	3-Month LIBOR	2.500%	1/08/20	Ba3	4,814,975
1,592	Neustar, Inc., Term Loan B4, First Lien	5.556%	2-Month LIBOR	3.500%	8/08/24	BB	1,598,543
5,060	PEAK 10, Inc., Term Loan B	5.802%	3-Month LIBOR	3.500%	8/01/24	B	5,063,508
12,907	Tempo Acquisition LLC, Term Loan B	4.901%	1-Month LIBOR	3.000%	5/01/24	B1	12,997,569
53,561	Total IT Services						53,828,939

	Leisure Products – 0.1% (0.0% of Total Investments)

820	Academy, Ltd., Term Loan B	5.928%	3-Month LIBOR	4.000%	7/01/22	B3	652,415

	Life Sciences Tools & Services – 0.7% (0.4% of Total Investments)

8,955	Parexel International Corp., Term Loan B	4.651%	1-Month LIBOR	2.750%	9/27/24	B1	8,995,611

	Machinery – 2.8% (1.7% of Total Investments)

17,289	Gardner Denver, Inc., Term Loan B	5.052%	3-Month LIBOR	2.750%	7/30/24	B+	17,410,960
14,963	Navistar, Inc., Tranche B, Term Loan	5.400%	1-Month LIBOR	3.500%	11/06/24	Ba3	15,081,751
2,462	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.148%	1-Month LIBOR	2.250%	8/21/24	BB+	2,482,314
34,714	Total Machinery						34,975,025

	Media – 13.1% (7.8% of Total Investments)

7,102	Acquisitions Cogeco Cable II L.P., Term Loan, First Lien	4.276%	1-Month LIBOR	2.375%	1/03/25	BB–	7,129,782
3,522	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.151%	1-Month LIBOR	3.250%	7/23/21	B1	3,380,638
5,000	Catalina Marketing Corporation, Term Loan, First Lien	5.401%	1-Month LIBOR	3.500%	4/09/21	B2	3,142,500
8,000	Charter Communications Operating Holdings LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	8,045,000
15,000	Cineworld Group PLC, Term Loan B	4.401%	1-Month LIBOR	2.500%	2/28/25	BB–	14,998,425

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Media (continued)

$1,358	Clear Channel Communications, Inc., Term Loan E, (5)	9.802%	3-Month LIBOR	7.500%	7/30/19	Caa2	$1,083,005
1,290	Clear Channel Communications, Inc., Tranche D, Term Loan, (5)	9.052%	3-Month LIBOR	6.750%	1/30/19	Caa2	1,030,812
4,250	CSC Holdings LLC, Term Loan B	4.277%	1-Month LIBOR	2.500%	1/25/26	Ba2	4,257,969
30,171	Cumulus Media, Inc., Term Loan B, (5)	5.160%	1-Month LIBOR	3.250%	12/23/20	N/R	25,608,061
26,443	EMI Music Publishing, Term Loan	4.144%	1-Month LIBOR	2.250%	8/20/23	BB–	26,601,509
4,365	Getty Images, Inc., Term Loan B, First Lien	5.802%	3-Month LIBOR	3.500%	10/18/19	B3	4,156,752
1,272	Lions Gate Entertainment Corp., Term Loan B	4.148%	1-Month LIBOR	2.250%	3/24/25	Ba2	1,278,635
4,667	Meredith, Term Loan B	4.901%	1-Month LIBOR	3.000%	1/31/25	BB	4,703,137
418	Nexstar Broadcasting Group, Term Loan	4.387%	1-Month LIBOR	2.500%	1/17/24	BB+	419,905
3,251	Nexstar Broadcasting Group, Term Loan B	4.387%	1-Month LIBOR	2.500%	1/17/24	BB+	3,268,957
5,000	Sinclair Television Group, Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	BB+	5,025,000
5,828	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.330%	1-Month LIBOR	3.500%	8/15/22	B	5,853,539
25,238	Tribune Media Company, Term Loan C	4.901%	1-Month LIBOR	3.000%	1/27/24	BB+	25,316,908
3,908	Univision Communications, Inc., Term Loan C5	4.651%	1-Month LIBOR	2.750%	3/15/24	BB–	3,861,550
12,000	Virgin Media Investment Holdings Limited, Term Loan K, (DD1)	4.397%	1-Month LIBOR	2.500%	1/30/26	Ba3	12,068,760
168,083	Total Media						161,230,844

	Multiline Retail – 1.1% (0.7% of Total Investments)

4,153	Belk, Inc., Term Loan B, First Lien	7.088%	3-Month LIBOR	4.750%	12/12/22	B2	3,549,644
10,000	EG America LLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B2	10,010,000
14,153	Total Multiline Retail						13,559,644

	Oil, Gas & Consumable Fuels – 2.4% (1.4% of Total Investments)

4,000	California Resources Corporation, Term Loan B	6.647%	1-Month LIBOR	4.750%	12/31/22	B	4,100,000
4,969	Fieldwood Energy LLC, Exit Term Loan	7.151%	1-Month LIBOR	5.250%	4/11/22	B+	5,003,196
7,272	Fieldwood Energy LLC, Exit Term Loan, second Lien	9.151%	1-Month LIBOR	7.250%	4/11/23	B+	7,046,904
3,857	Harvey Gulf International Marine, Inc., Term Loan, (5)	0.000%	N/A	N/A	6/18/18	D	1,523,551
534	Harvey Gulf International Marine, Inc., Term Loan A, (WI/DD), (5)	TBD	TBD	TBD	TBD	D	208,120
4,990	Harvey Gulf International Marine, Inc., Term Loan B, (DD1), (5)	0.000%	N/A	N/A	6/18/20	D	1,958,595
9,000	McDermott International, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	8,956,440
940	Seadrill Partners LLC, Initial Term Loan, (DD1)	8.302%	3-Month LIBOR	6.000%	2/21/21	CCC+	808,177
35,562	Total Oil, Gas & Consumable Fuels						29,604,983

	Personal Products – 0.9% (0.5% of Total Investments)

6,000	Coty, Inc., Term Loan A, (DD1)	3.628%	1-Month LIBOR	1.750%	4/05/23	BB+	5,992,500
5,000	Coty, Inc., Term Loan B, (DD1)	4.128%	1-Month LIBOR	2.250%	4/07/25	BB+	5,004,900
11,000	Total Personal Products						10,997,400

	Pharmaceuticals – 1.4% (0.9% of Total Investments)

12,960	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	5.401%	1-Month LIBOR	3.500%	9/26/24	B–	11,264,324
6,020	Valeant Pharmaceuticals International, Inc., Term Loan B	5.394%	1-Month LIBOR	3.500%	4/01/22	BB–	6,095,158
18,980	Total Pharmaceuticals						17,359,482

	Professional Services – 2.9% (1.7% of Total Investments)

943	Ceridian HCM Holding, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B–	947,736
15,123	Formula One Group, Term Loan B	4.401%	1-Month LIBOR	2.500%	2/01/24	B+	15,120,677
19,148	On Assignment, Inc., Term Loan B, (DD1)	3.901%	1-Month LIBOR	2.000%	4/02/25	BB	19,268,096
35,214	Total Professional Services						35,336,509

	Real Estate Management & Development – 1.2% (0.7% of Total Investments)

14,923	Capital Automotive LP, Term Loan, First Lien	4.410%	1-Month LIBOR	2.500%	3/25/24	B1	15,009,617

	Semiconductors & Semiconductor Equipment – 1.5% (0.9% of Total Investments)

7,736	Lumileds, Term Loan B	5.732%	3-Month LIBOR	3.500%	6/30/24	Ba3	7,857,162
3,467	Microsemi Corporation, Term Loan B	3.898%	1-Month LIBOR	2.000%	1/15/23	BB	3,479,897

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Semiconductors & Semiconductor Equipment (continued)

$6,690	On Semiconductor Corp., Term Loan B	3.901%	1-Month LIBOR	2.000%	3/31/23	Baa3	$6,741,513
17,893	Total Semiconductors & Semiconductor Equipment						18,078,572

	Software – 15.1% (9.0% of Total Investments)

6,983	Avaya Inc., Term Loan, First Lien	6.647%	1-Month LIBOR	4.750%	12/15/24	B	7,067,931
3,116	Blackboard, Inc., Term Loan B4	6.894%	3-Month LIBOR	5.000%	6/30/21	B	2,946,306
19,645	BMC Software, Inc., Term Loan, First Lien	5.151%	1-Month LIBOR	3.250%	9/10/22	B+	19,750,172
12,140	Compuware Corporation, Term Loan B3	5.400%	1-Month LIBOR	3.500%	12/15/21	B	12,308,280
18,804	Ellucian, Term Loan B, First Lien	5.552%	3-Month LIBOR	3.250%	9/30/22	B	18,914,783
10,399	Greeneden U.S. Holdings II LLC, Term Loan B	5.802%	3-Month LIBOR	3.500%	12/01/23	B	10,477,068
19,708	Infor (US), Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	2/01/22	B1	19,822,534
5,420	Informatica, Term Loan B	5.151%	1-Month LIBOR	3.250%	8/05/22	B	5,464,029
2,970	Kronos Incorporated, Term Loan B	4.880%	2-Month LIBOR	3.000%	11/20/23	B	2,999,326
15,169	Kronos Incorporated, Term Loan B, Second Lien	10.023%	3-Month LIBOR	8.250%	11/01/24	CCC	15,763,928
1,930	Micro Focus International PLC, New Term Loan	4.651%	1-Month LIBOR	2.750%	6/21/24	BB–	1,927,666
13,033	Micro Focus International PLC, Term Loan B	4.651%	1-Month LIBOR	2.750%	6/21/24	BB–	13,018,002
10,287	Micro Focus International PLC, Term Loan B2	4.401%	1-Month LIBOR	2.500%	11/19/21	BB–	10,295,235
1,213	Misys, New Term Loan, Second Lien	9.234%	3-Month LIBOR	7.250%	6/13/25	CCC+	1,201,466
3,970	RP Crown Parent, LLC, Term Loan B	4.651%	1-Month LIBOR	2.750%	10/15/23	B1	4,003,335
15,283	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3, (DD1)	4.401%	1-Month LIBOR	2.500%	4/16/25	BB	15,404,085
5,654	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4, (DD1)	4.401%	1-Month LIBOR	2.500%	4/16/25	BB	5,699,353
18,796	Tibco Software, Inc., Term Loan, First Lien	5.410%	1-Month LIBOR	3.500%	12/04/20	B1	18,945,374
184,520	Total Software						186,008,873

	Specialty Retail – 0.8% (0.5% of Total Investments)

3,689	Petco Animal Supplies, Inc., Term Loan B1	5.609%	3-Month LIBOR	3.250%	1/26/23	B2	2,543,182
8,729	Petsmart Inc., Term Loan B, First Lien	4.890%	1-Month LIBOR	3.000%	3/11/22	B1	6,889,280
12,418	Total Specialty Retail						9,432,462

	Technology Hardware, Storage & Peripherals – 3.0% (1.8% of Total Investments)

28,981	Dell International LLC, Refinancing Term Loan B	3.910%	1-Month LIBOR	2.000%	9/07/23	BBB–	29,099,015
7,202	Western Digital U.S., Term Loan B3	3.900%	1-Month LIBOR	2.000%	4/29/23	Baa2	7,258,545
36,183	Total Technology Hardware, Storage & Peripherals						36,357,560

	Trading Companies & Distributors – 0.9% (0.5% of Total Investments)

10,945	HD Supply Waterworks, Ltd., Term Loan B	5.115%	3-Month LIBOR	3.000%	8/01/24	B+	11,027,087

	Transportation Infrastructure – 0.7% (0.5% of Total Investments)

9,023	Avolon, Repriced Term Loan B2	4.147%	1-Month LIBOR	2.250%	3/21/22	BBB–	9,052,277

	Wireless Telecommunication Services – 0.9% (0.5% of Total Investments)

4,950	Sprint Corporation, Term Loan, First Lien	4.438%	1-Month LIBOR	2.500%	2/02/24	Ba2	4,970,889
5,600	Syniverse Holdings, Inc., Tranche Term Loan C	6.895%	1-Month LIBOR	5.000%	3/09/23	B	5,668,460
10,550	Total Wireless Telecommunication Services						10,639,349
$1,568,351	Total Variable Rate Senior Loan Interests (cost $1,565,093,195)						1,537,612,772

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 25.3% (15.1% of Total Investments)

	Banks – 0.8% (0.5% of Total Investments)

$5,000	JPMorgan Chase & Company, (3-Month LIBOR reference rate + 0.680% spread), (6), (7)			2.161%	6/01/21	A+	$5,029,741
5,000	Wells Fargo & Company, (3-Month LIBOR reference rate + 1.340% spread), (6), (7)			2.827%	3/04/21	A+	5,124,650
10,000	Total Banks						10,154,391

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Commercial Services & Supplies – 0.8% (0.5% of Total Investments)

$9,864	Olympus Merger Sub, Inc., 144A, (6)	8.500%	10/15/25	B3	$9,518,760

	Communications Equipment – 0.7% (0.4% of Total Investments)

8,510	CommScope Technologies Finance LLC, 144A, (6)	6.000%	6/15/25	BB–	8,765,300

	Diversified Financial Services – 0.2% (0.1% of Total Investments)

3,000	Park Aerospace Holdings Limited, 144A, (6)	5.500%	2/15/24	BB	2,913,750

	Diversified Telecommunication Services – 3.4% (2.0% of Total Investments)

7,000	CenturyLink Inc., (6)	5.625%	4/01/20	BB	7,096,250
8,000	CenturyLink Inc., (6)	6.450%	6/15/21	BB	8,175,000
4,612	IntelSat Jackson Holdings	5.500%	8/01/23	CCC+	3,868,315
6,000	IntelSat Jackson Holdings, 144A, (6)	9.750%	7/15/25	CCC+	5,880,000
5,413	IntelSat Limited	7.750%	6/01/21	CCC–	3,667,307
21,355	IntelSat Limited	8.125%	6/01/23	CCC–	13,346,875
52,380	Total Diversified Telecommunication Services				42,033,747

	Health Care Equipment & Supplies – 0.6% (0.3% of Total Investments)

6,965	Kinetics Concept/KCI USA, Inc., 144A	7.875%	2/15/21	B1	7,218,526

	Health Care Providers & Services – 5.3% (3.1% of Total Investments)

9,500	DJO Finco Inc. / DJO Finance LLC / DJO Finance Corporation, 144A	8.125%	6/15/21	CCC	9,511,875
2,282	Envision Healthcare Corporation, 144A	5.125%	7/01/22	B	2,253,475
6,000	IMS Health Incorporated, 144A, (6)	5.000%	10/15/26	BB+	5,917,500
5,000	Molina Healthcare Inc., 144A	4.875%	6/15/25	BB–	4,750,000
12,650	Polaris Intermediate Corp., 144A	8.500%	12/01/22	B–	12,839,750
5,200	Select Medical Corporation	6.375%	6/01/21	B–	5,278,000
15,500	Tenet Healthcare Corporation, (6)	6.000%	10/01/20	BB–	16,052,885
8,000	Wellcare Health Plans Inc.	5.250%	4/01/25	BB	8,040,800
64,132	Total Health Care Providers & Services				64,644,285

	Hotels, Restaurants & Leisure – 1.6% (1.0% of Total Investments)

18,750	Scientific Games International Inc., (6)	10.000%	12/01/22	B–	20,203,313

	Household Durables – 1.0% (0.6% of Total Investments)

12,000	Lennar Corporation, 144A	8.375%	5/16/18	BB+	12,000,000

	Media – 4.3% (2.6% of Total Investments)

2,860	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB	2,863,575
4,000	CCO Holdings LLC Finance Corporation, 144A, (6)	5.125%	5/01/23	BB+	4,012,800
41,016	Clear Channel Communications Inc., (5), (8)	12.000%	8/01/21		—
7,000	CSC Holdings Inc., 144A, (6)	5.500%	4/15/27	Ba2	6,718,600
19,000	Dish DBS Corporation, (6)	5.125%	5/01/20	BB	18,905,000
6,000	Hughes Satellite Systems Corporation, (6)	5.250%	8/01/26	BBB–	5,865,000
10,609	iHeartCommunications, Inc., (5)	9.000%	12/15/19	Caa2	8,487,200
42,258	iHeartCommunications, Inc., (cash 12.000%, PIK 2.000%), (5)	14.000%	2/01/21	C	5,472,642
240	iHeartCommunications, Inc., (5)	9.000%	3/01/21	Caa2	191,400
132,983	Total Media				52,516,217

	Oil, Gas & Consumable Fuels – 1.5% (0.9% of Total Investments)

16,000	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	13,760,000
4,000	MCDERMOTT ESCROW 1/ESC 2, 144A	10.625%	5/01/24	B2	4,035,000
20,000	Total Oil, Gas & Consumable Fuels				17,795,000

	Pharmaceuticals – 0.0% (0.0% of Total Investments)

4,850	Concordia Healthcare Corporation, 144A, (5)	9.500%	10/21/22	C	291,000

	Semiconductors & Semiconductor Equipment – 0.4% (0.3% of Total Investments)

3,167	Advanced Micro Devices, Inc., (6)	7.500%	8/15/22	B	3,459,948
1,719	Advanced Micro Devices, Inc.	7.000%	7/01/24	B	1,813,579
4,886	Total Semiconductors & Semiconductor Equipment				5,273,527

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Software – 0.0% (0.0% of Total Investments)

$19,375	Avaya Inc., 144A, (8)	7.000%	4/01/19	NA	$—
9,250	Avaya Inc., 144A, (8)	10.500%	3/01/21	NA	—
28,625	Total Software				—

	Technology Hardware, Storage & Peripherals – 1.5% (0.9% of Total Investments)

5,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A, (6)	5.875%	6/15/21	BB+	5,143,467
5,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A, (6)	7.125%	6/15/24	BB+	5,325,000
7,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A, (6)	6.020%	6/15/26	BBB–	7,413,413
17,000	Total Technology Hardware, Storage & Peripherals				17,881,880

	Wireless Telecommunication Services – 3.2% (1.9% of Total Investments)

1,000	Hughes Satellite Systems Corporation	6.625%	8/01/26	BB–	992,500
2,500	Sprint Corporation	7.250%	9/15/21	B+	2,650,000
22,000	Sprint Corporation, (6)	7.875%	9/15/23	B+	23,595,000
12,000	T-Mobile USA Inc., (6)	6.375%	3/01/25	BB+	12,600,000
37,500	Total Wireless Telecommunication Services				39,837,500
$431,445	Total Corporate Bonds (cost $351,096,081)				311,047,196

Shares	Description (1), (10)				Value

	EXCHANGE-TRADED FUNDS – 4.0% (2.4% of Total Investments)

2,113,013	PowerShares Senior Loan Portfolio				$48,831,730
	Total Exchange-Traded Funds (cost $48,969,725)				48,831,730

Shares	Description (1)				Value

	COMMON STOCKS – 1.7% (1.0% of Total Investments)

	Diversified Consumer Services – 0.1% (0.1% of Total Investments)

403,318	Cengage Learning Holdings II LP, (9)				$1,764,516

	Energy Equipment & Services – 0.5% (0.3% of Total Investments)

133,936	Ocean Rig UDW Inc., Class A, (9)				3,249,287
10,935	Vantage Drill International, (9)				2,419,369
	Total Energy Equipment & Services				5,668,656

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

227,437	Millenium Health LLC, (9)				4,776

	Media – 0.1% (0.0% of Total Investments)

51,719	Affinion Group Holdings, Inc., (9)				749,926
17,987	Tribune Media Company				2,878
	Total Media				752,804

	Software – 1.0% (0.6% of Total Investments)

545,726	Avaya Holdings Corporation, (9)				12,491,668
	Total Common Stocks (cost $45,002,757)				20,682,420

Shares	Description (1)				Value

	COMMON STOCK RIGHTS – 0.1% (0.1% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.1% (0.1% of Total Investments)

10,881	Freeport Energy Inc., (9)				$430,485
45,592	Freeport Energy Inc., (9)				1,376,291
	Total Common Stock Rights (cost $1,444,496)				1,806,776

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Shares	Description (1)		Value

	WARRANTS – 0.0% (0.0% of Total Investments)

	Software – 0.0% (0.0% of Total Investments)

37,723	Avaya Holdings Corporation		$207,477
	Total Warrants (cost $4,921,202)		207,477
	Total Long-Term Investments (cost $2,016,527,456)		1,920,188,371

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 11.2% (6.7% of Total Investments)

	INVESTMENT COMPANIES – 11.2% (6.7% of Total Investments)

138,422,797	BlackRock Liquidity Funds T-Fund Portfolio, (10)	1.562% (11)	$138,422,797
	Total Short-Term Investments (cost $138,422,797)		138,422,797
	Total Investments (cost $2,154,950,253) – 167.4%		2,058,611,168
	Borrowings – (45.6)% (12), (13)		(561,000,000)
	Reverse Repurchase Agreements – (11.8)% (14)		(145,000,000)
	Other Assets Less Liabilities – (10.0)%		(123,173,732)
	Net Assets Applicable to Common Shares – 100%		$1,229,437,436

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$1,537,612,772	$—		$1,537,612,772
Corporate Bonds	—	311,047,196	—	*	311,047,196
Exchange-Traded Funds	48,831,730	—	—		48,831,730
Common Stocks	20,682,420	—	—		20,682,420
Common Stock Rights	1,806,776	—	—		1,806,776
Warrants	207,477	—	—		207,477

Short-Term Investments:
Investment Companies	138,422,797	—	—		138,422,797
Total	$209,951,200	$1,848,659,968	$—		$2,058,611,168
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification and recognition of premium amortization. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.

Tax cost of investments	$2,169,159,870
Gross unrealized:
Appreciation	$18,077,064
Depreciation	(128,625,766)
Net unrealized appreciation (depreciation) of investments	$(110,548,702)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $187,715,377 have been pledged as collateral for reverse repurchase agreements.

(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(10)	A copy of the most recent financial statements for these exchange-traded funds and investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(12)	Borrowings as a percentage of Total Investments is 27.3%.

(13)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives or reverse repurchase agreements, when applicable) in the Portfolio of Investments as collateral for borrowings.

(14)	Reverse Repurchase Agreements as a percentage of Total Investments is 7.0%.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Credit Strategies Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: June 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2018